Guarantees and purchase obligations - Additional Information (Detail) ₺ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TRY (₺)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2021 TRY (₺)
Disclosure of guarantees and purchase obligations [line items]
Purchase commitments	₺ 3,927,476			₺ 2,154,164
Purchase commitments settlement term	4 years
Guarantees	₺ 9,824,311			11,393,815
Receivables from reverse repo	3,704,160			₺ 0
BeST
Disclosure of guarantees and purchase obligations [line items]
Investment commitment	₺ 1,869,830	$ 100,000	$ 100,000